Loans and Borrowings - Summary of Bonds (Details)				12 Months Ended
	Jan. 25, 2021 euroPerBond oCEANE	Nov. 23, 2020 euroPerBond oCEANE	Oct. 16, 2017 EUR (€) euroPerBond oCEANE	Dec. 31, 2022 EUR (€) euroPerBond oCEANE € / shares	Dec. 31, 2021 EUR (€) euroPerBond oCEANE
OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE	2,895,260	3,048,780	6,081,081
Nominal value per unit (in EUR per bond) | euroPerBond	16.40	16.40	29.60
Conversion Exchange Premium		550.00%
Bonds at origin
Disclosure of detailed information about borrowings [line items]
Reference share price | € / shares				€ 22.77
Bonds at origin | OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE			6,081,081
Notional amount | €			€ 179,999,997.6
Nominal value per unit (in EUR per bond) | euroPerBond			29.60
Conversion Exchange Premium			30.00%
Annual nominal interest rate (in percent)			3.50%
Annual nominal interest rate, payable semi-annually (in percent)			7.20%
Trading period			20 days
Proportion of trading period over nominal value of OCEANEs (in percent)			150.00%
Bonds after OCEANEs buyback
Disclosure of detailed information about borrowings [line items]
Notional amount | €				€ 50,276,000
Bonds after OCEANEs buyback | OCEANE
Disclosure of detailed information about borrowings [line items]
Number of debt instruments issued | oCEANE			3,185,821	1,923,662	1,923,662
Notional amount | €			€ 94,300,301.6	€ 56,940,395.2	€ 56,940,395.2
Nominal value per unit (in EUR per bond) | euroPerBond			29.60	29.60	29.60
Effective Interest Rate			8.80%	8.80%	8.80%